VESSELS AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Movement in Property, Plant and Equipment [Roll Forward]
Impairment loss	$ 0	$ (4,187)
Depreciation	(64,968)	$ (57,046)
Vessels and Equipment
Movement in Property, Plant and Equipment [Roll Forward]
Cost, beginning balance	3,435,885
Accumulated depreciation beginning balance	(555,564)
Vessels and equipment, net, beginning balance	2,880,321
Additions	3,995
Transfer from newbuildings	0
Transfers from newbuildings, accumulated depreciation	0
Transfers from newbuildings, net	0
Transfer to held for sale	(107,525)
Vessel and equipment, transfer to held for sale, accumulated depreciation	25,726
Vessel and equipment, transfer to held for sale, net	(81,799)
Impairment loss	0
Depreciation	(57,556)
Cost, ending balance	3,332,355
Accumulated depreciation ending balance	(587,394)
Vessels and equipment, net, ending balance	$ 2,744,961